Facility Operating Lease (Details) - USD ($)		6 Months Ended	10 Months Ended	12 Months Ended
	Apr. 01, 2021	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Facility Operating Lease (Details) [Line Items]
Operating lease	$ 781,813
Lease term		4 years 9 months
Discount rate		0.75%
Total operating lease costs		$ 30,783	$ 0	$ 0
Lease description		The lease provides for base monthly rent of approximately $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 on a month-to-month basis plus common area and operating expenses.
Rent income		$ 84,743
Operating lease [Member]
Facility Operating Lease (Details) [Line Items]
Total operating lease costs		$ 39,090	$ 0	$ 0